Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,711,526
Amortization		312,060		R$ 305,900		R$ 288,419
Balance at end of period		R$ 1,671,324		R$ 1,711,526
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		8 years		8 years		9 years
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		11 years		11 years		12 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,711,526		R$ 1,791,377		R$ 1,651,295
Additions and remeasurement		347,220	[1]	277,650	[2]	504,297
Write-offs		(97,710)		(77,727)		(70,485)
Transfers		22,348	[3]	(4,491)	[4]	(5,311)	[5]
Amortization		(312,060)		(305,900)		(288,419)
Acquisition of subsidiary	[6]			30,617
Balance at end of period		1,671,324		1,711,526		1,791,377
Right-of-use assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		2,650,342		2,571,718		2,283,862
Additions and remeasurement		347,220	[1]	277,650	[2]	504,297
Write-offs		(274,873)		(239,305)		(216,441)
Transfers		26,750	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			40,279
Balance at end of period		2,749,439		2,650,342		2,571,718
Right-of-use assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(938,816)		(780,341)		(632,567)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		177,163		161,578		145,956
Transfers		(4,402)	[3]	(4,491)	[4]	(5,311)	[5]
Amortization		(312,060)		(305,900)		(288,419)
Acquisition of subsidiary	[6]			(9,662)
Balance at end of period		R$ (1,078,115)		R$ (938,816)		R$ (780,341)
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		9 years		10 years		10 years
Balance at beginning of period		R$ 1,998,866		R$ 2,019,898		R$ 1,793,473
Additions and remeasurement		196,194	[1]	140,245	[2]	366,805
Write-offs		(207,945)		(165,551)		(140,380)
Transfers		0	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			4,274
Balance at end of period		1,987,115		1,998,866		2,019,898
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(753,198)		(634,688)		(489,470)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		131,716		95,896		79,003
Transfers		(4,402)	[3]	(4,491)	[4]	(5,311)	[5]
Amortization		(197,849)		(209,522)		(218,910)
Acquisition of subsidiary	[6]			(393)
Balance at end of period		R$ (823,733)		R$ (753,198)		R$ (634,688)
Right-of-use assets [member] | Port Areas [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		32 years		29 years		29 years
Balance at beginning of period		R$ 314,964		R$ 311,174		R$ 299,630
Additions and remeasurement		2,025	[1]	3,790	[2]	11,868
Write-offs		0		0		(324)
Transfers		26,750	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			0
Balance at end of period		343,739		314,964		311,174
Right-of-use assets [member] | Port Areas [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(44,620)		(36,773)		(23,526)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		0		0		0
Transfers		0	[3]	0	[4]	0	[5]
Amortization		(8,072)		(7,847)		(13,247)
Acquisition of subsidiary	[6]			0
Balance at end of period		R$ (52,692)		R$ (44,620)		R$ (36,773)
Right-of-use assets [member] | Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		3 years		4 years		4 years
Balance at beginning of period		R$ 270,388		R$ 186,455		R$ 146,173
Additions and remeasurement		143,043	[1]	120,705	[2]	115,666
Write-offs		(56,337)		(71,781)		(75,384)
Transfers		0	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			35,009
Balance at end of period		357,094		270,388		186,455
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(109,967)		(83,902)		(98,867)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		35,669		63,708		66,554
Transfers		0	[3]	0	[4]	0	[5]
Amortization		(95,538)		(80,661)		(51,589)
Acquisition of subsidiary	[6]			(9,112)
Balance at end of period		R$ (169,836)		R$ (109,967)		R$ (83,902)
Right-of-use assets [member] | Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		3 years		5 years		5 years
Balance at beginning of period		R$ 38,278		R$ 26,345		R$ 16,740
Additions and remeasurement		5,958	[1]	12,910	[2]	9,958
Write-offs		(10,591)		(1,973)		(353)
Transfers		0	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			996
Balance at end of period		33,645		38,278		26,345
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(5,184)		(2,850)		(1,834)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		9,778		1,974		399
Transfers		0	[3]	0	[4]	0	[5]
Amortization		(10,601)		(4,151)		(1,415)
Acquisition of subsidiary	[6]			(157)
Balance at end of period		R$ (6,007)		R$ (5,184)		R$ (2,850)
Right-of-use assets [member] | Other assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		20 years		20 years		20 years
Balance at beginning of period		R$ 27,846		R$ 27,846		R$ 27,846
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		0		0		0
Transfers		0	[3]	0	[4]	0	[5]
Amortization		0		0		0
Acquisition of subsidiary	[6]			0
Balance at end of period		27,846		27,846		27,846
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(25,847)		(22,128)		(18,870)
Additions and remeasurement		0	[1]	0	[2]	0
Write-offs		0		0		0
Transfers		0	[3]	0	[4]	0	[5]
Amortization		0		(3,719)		(3,258)
Acquisition of subsidiary	[6]			0
Balance at end of period		R$ (25,847)		R$ (25,847)		R$ (22,128)

[1]	Considers R$ 342,332 referring to additions and remeasurements between right-of-use assets and leases payable.
[2]	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
[3]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation. Additionally, the cost includes the advance balance of the grant of Maceió carried out in Ipiranga.
[4]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
[5]	Refers to R$ 5,311 transferred to property, plant and equipment.
[6]	For further information, see Note 27.